                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

            Read instructions at end of Form before preparing Form.

--------------------------------------------------------------------------------
1.       Name and address of issuer:

                  The Diversified Investors Funds Group I

--------------------------------------------------------------------------------
2. The name of each series or class securities for which this form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or
         classes):     [X]

--------------------------------------------------------------------------------

3.       Investment Company Act File Number:       811-7674

         Securities Act File Number:       33-61810

--------------------------------------------------------------------------------

4(a).    Last day of fiscal year for which this Form is filed:

                          December 31, 2002

--------------------------------------------------------------------------------

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)


Note: If the Form is being filed late, interest must be paid on the registration fee due.

--------------------------------------------------------------------------------
4(c). [ ] Check box if this is the last time the issuer will be filing this Form.

----------------------------------------------------------------------------------------------------------------------
5.       Calculation of registration fee:

  (i)               Aggregate sale price of securities sold
                    during the fiscal year pursuant to section
                    24(f):                                                                    $   8,562,548,496
                                                                                               ----------------


  (ii)              Aggregate price of securities redeemed or
                    repurchased during the fiscal year:             $      7,395,989,718
                                                                     -------------------

  (iii)             Aggregate price of securities redeemed or
                    repurchased during any prior fiscal year
                    ending no earlier than October 11, 1995 that
                    were not previously used to reduce              $                 --
                    registration fees payable to the Commission:      ------------------



  (iv)              Total available redemption credits [add                                      $7,395,989,718
                    items 5(ii) and 5(iii):                                                       -------------


  (v)               Net sales -- if Item 5(i) is greater than
                    Item 5(iv) [subtract Item 5(iv) from item
                    5(i):                                                                       $ 1,166,558,778
                                                                                                 --------------


  (vi)              Redemption credits available for use in         $     (             )
                    future years -- if Item 5(i) is less than         ------------------
                    5(iv) [subtract Item 5(iv) from Item 5(i)]:



  (vii)             Multiplier for determining registration fee                                 x      .0000809
                    (See Instruction C.9):                                                       --------------


  (viii)            Registration fee due [multiply Item 5(v) by
                    Item 5(viii)] enter "0" if no fee is due:                               =$        94,374.61
                                                                                              =================





----------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: ______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________________.

--------------------------------------------------------------------------------

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

                                                                +$
                                                                   ------------
--------------------------------------------------------------------------------

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                =$
                                                                  --------------
--------------------------------------------------------------------------------

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: March 20, 2003


         Method of Delivery:
                 [X]     Wire Transfer
                 [ ]     Mail or other means
--------------------------------------------------------------------------------

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


By (Signature and Title)*          /s/ ROBERT F. COLBY
                                  -----------------------------
                                  Robert F. Colby
                                  Secretary

Date       March 20, 2003
    ---------------------------

*Please print the name and title of the signing officer below the signature.

24F Fees
Diversified Investors Funds Group
For the period ended December 31, 2002

                                                        98708              98027             98049            98068
                                                                           HIGH          INTERMEDIATE
                                                       MONEY             QUALITY          GOVERNMENT         CORE BOND
KEY NOTE                                               MARKET              BOND              BOND              FUND
Proceeds from issuance of shares.............   3,683,310,988         84,763,505        88,561,365       177,947,572
Proceeds from dividends reinvested...........       4,594,691          5,675,410         5,850,676        18,026,519
                                              ---------------------------------------------------------------------------
Aggregate securities sold....................   3,687,905,857         90,438,915        94,512,041       195,974,091


Value of shares redeemed.....................   3,539,805,561         37,355,731        36,867,122        97,543,418
                                              ---------------------------------------------------------------------------
Net Change                                        148,100,096         53,083,184        57,644,919        98,430,673
                                              ===========================================================================
12/31/01 Cash Flow                                (36,226,339)         (126,434)          (571,195)         (115,758)
                                              ---------------------------------------------------------------------------
Net Change                                        111,873,757         52,956,750        57,073,724        98,314,915
                                              ===========================================================================


Calculation of Fee:
Total change                                   $  994,637,989
Per SEC .0000809                                $   80,466.21
                                              ================


Per Fund                                          $  9,050.59      $    4,284.20     $    4,617.26     $    7,953.68

                                                    98087               98718             98149            98725

                                                                        VALUE &          GROWTH &          EQUITY
KEY NOTE                                           BALANCED             INCOME           INCOME            GROWTH
Proceeds from issuance of shares.............      50,419,769        426,781,980       289,679,700       289,581,102
Proceeds from dividends reinvested...........       3,783,609          7,599,268         1,189,608                 0
                                              ------------------------------------------------------------------------
Aggregate securities sold....................      54,203,378        434,381,248       290,869,308       289,581,102


Value of shares redeemed.....................      45,851,545        284,637,508       229,229,500       150,543,843
                                              ------------------------------------------------------------------------
Net Change                                          8,351,833        149,743,740        61,639,808       139,037,259
                                              ========================================================================
12/31/01 Cash Flow                                    (1,368)           (910,895)         (758,713)       (1,247,066)
                                              ------------------------------------------------------------------------
Net Change                                          8,350,465        148,832,845       60,881,095        137,790,193
                                              ========================================================================


Calculation of Fee:
Total change
Per SEC .0000809

Per Fund                                           $   675.55       $  12,040.58     $    4,925.28     $   11,147.23


                                                    98772         98627              98788              98768

                                                   SPECIAL      AGGRESSIVE         HIGH YIELD       INTERNATIONAL
KEY NOTE                                           EQUITY         EQUITY              BOND             EQUITY
Proceeds from issuance of shares.............     994,093,259    201,389,359        41,923,226     1,756,622,468
Proceeds from dividends reinvested...........               0              0        30,293,047         2,787,294
                                              ----------------------------------------------------------------------
Aggregate securities sold....................     994,093,259    201,369,359        72,216,273     1,759,409,762


Value of shares redeemed.....................     937,129,557    168,751,019        22,579,722     1,712,969,656
                                              ----------------------------------------------------------------------
Net Change                                         56,963,702     32,618,340        49,636,551        46,440,106
                                              ======================================================================
12/31/01 Cash Flow                                 15,592,254         59,165           (48,932)       15,555,224
                                              ----------------------------------------------------------------------
Net Change                                         72,555,956     32,677,505        49,587,619        61,995,330
                                              ======================================================================


Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                        $    5,869.78     $    2,643.61      $    4,011.64     $    5,015.42


                                                     98288             98306             98296           98036

                                                     STOCK            MID-CAP           MID-CAP        SMALL-CAP
KEY NOTE                                             INDEX            GROWTH             VALUE           VALUE
Proceeds from issuance of shares.............     80,367,516       16,245,959        19,029,779         1,789,734
Proceeds from dividends reinvested...........      1,740,167           23,675            24,857            69,799
                                              --------------------------------------------------------------------
Aggregate securities sold....................     82,107,683       16,269,634        19,054,636         1,859,533


Value of shares redeemed.....................     10,416,187        4,581,235         2,400,004           143,957
                                              --------------------------------------------------------------------
Net Change                                        71,691,496       11,688,399        16,654,632         1,715,576
                                              ====================================================================
12/31/01 Cash Flow                                  (658,151)          (1,316)           (1,964)               --
                                              --------------------------------------------------------------------
Net Change                                        71,033,345       11,687,083        16,652,668         1,715,576
                                              ====================================================================


Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                       $    5,746.60      $    945.49     $    1,347.20      $      138.79


                                                     98056

                                                   SMALL-CAP
KEY NOTE                                            GROWTH            TOTAL
Proceeds from issuance of shares.............        685,675    8,203,172,934
Proceeds from dividends reinvested...........              0       81,758.620
                                              --------------------------------
Aggregate securities sold....................        685,675    8,284,931,554


Value of shares redeemed.....................         26,513    7,280,832,078
                                              --------------------------------
Net Change                                           659,162    1,004,099,476
                                              ================================
12/31/01 Cash Flow                                        --       (9,461,487)
                                              --------------------------------
Net Change                                           659,162      994,637,989
                                              ================================

Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                       $       53.33      $ 80,466.21

24F2 Fees
Diversified Institutional Strategic Allocation Funds
For the period ended December 31, 2002


                                                         98994            98992             98991            98993          98990
                                                         SHORT         INTERMEDIATE   LONG/INTERMEDIATE    SHORT/INT        LONG
INSTITUTIONAL SAFS                                      HORIZON          HORIZON           HORIZON          HORIZON        HORIZON
Proceeds from issuance of shares.............           12,354,397      172,018,310      23,008,064         6,684,215    23,630,211
Proceeds from dividends reinvested...........              346,532        4,420,422        458,187           263,801        130,367
                                              --------------------------------------------------------------------------------------
Aggregate securities sold....................           12,700,929      176,438,732      23,466,251         6,948,016    23,760,578


Value of shares redeemed.....................            3,075,859       40,629,008       4,034,731         1,795,073     3,513,765
                                              --------------------------------------------------------------------------------------
Net Change                                               9,625,070      135,809,724      19,431,520         5,152,943    20,246,813
                                              --------------------------------------------------------------------------------------
12/31/01 Cash Flow                                          (5,077)         (12,539)              (24,380)       (846)       (9,436)
                                              --------------------------------------------------------------------------------------
Net Change                                               9,619,993      135,797,185      19,407,140         5,152,097    20,237,377
                                              ======================================================================================


Calculation of Fee:
Total change                                       $  190,213,792
                                              -------------------
Calculation @ .0000809 per SEC                      $   15,388.30
                                              ===================


Per Fund                                                   778.26          10,985.99             1,570.04      416.80      1,637.20


                                                    TOTAL
Proceeds from issuance of shares.............         237,695,197
Proceeds from dividends reinvested...........           5,619,309
                                              --------------------
Aggregate securities sold....................         243,314,506


Value of shares redeemed.....................          53,048,436
                                              --------------------
Net Change                                            190,266,070
                                              ====================
12/31/00 Cash Flow                                        (52,278)
                                              --------------------
Net Change                                            190,213,792
                                              ====================
                                                      190,213,792

Calculation of Fee:
Total change
Calculation @ .0000809 per SEC


Per Fund                                            $   15,368.30


24F2 Fees
Diversified Institutional Funds Group
For the period ended December 31, 2002

                                                        98988              98987             98986            98985
                                                                           HIGH          INTERMEDIATE
                                                       MONEY             QUALITY          GOVERNMENT         CORE BOND
KEY NOTE                                               MARKET              BOND              BOND              FUND
Proceeds from issuance of shares.............     329,527,057         37,665,158        16,139,724        66,126,481
Proceeds from dividends reinvested...........       1,250,604          1,031,602           627,428         3,363,301
                                              ---------------------------------------------------------------------------
Aggregate securities sold....................     330,777,661         38,696,760        16,767,152        69,489,782


Value of shares redeemed.....................     283,493,308         12,572,586         4,390,690        12,817,729
                                              ---------------------------------------------------------------------------
Net Change                                         47,284,353         26,124,174        12,376,462        56,672,053
                                              ===========================================================================
12/31/01 Cash Flow                                     (6,171)          (27,558)            (2,493)           (3,302)
                                              ---------------------------------------------------------------------------
Net Change                                         47,278,182         26,096,616        12,373,969        56,668,751
                                              ===========================================================================


Calculation of Fee:
Total change                                   $  738,750,608
Per SEC .0000809                                $   59,764.92
                                              ================


Per Fund                                          $  3,824.80      $    2,111.22     $    1,001.05     $    4,584.50

                                                    98984               98983             98956            98955

                                                                        VALUE &          GROWTH &          EQUITY
KEY NOTE                                           BALANCED             INCOME           INCOME            GROWTH
Proceeds from issuance of shares.............       8,057,066         99,927,811        34,343,537       181,992,609
Proceeds from dividends reinvested...........         363,338          1,291,918           145,462                 0
                                              ------------------------------------------------------------------------
Aggregate securities sold....................       8,420,404        101,219,729        34,488,999       181,992,609


Value of shares redeemed.....................       4,604,982         14,431,080         3,401,291        35,318,450
                                              ------------------------------------------------------------------------
Net Change                                          3,815,422         86,788,649        31,087,708       146,674,159
                                              ========================================================================
12/31/00 Cash Flow                                   (30,731)            (77,857)          (95,108)          (57,326)
                                              ------------------------------------------------------------------------
Net Change                                          3,784,691         86,710,792        30,992,600       146,616,833
                                              ========================================================================


Calculation of Fee:
Total change
Per SEC .0000809

Per Fund                                           $   306.18       $   7,014.90     $    2,507.30     $   11,861.30


                                                    98957         98998              98997              98996

                                                   SPECIAL      AGGRESSIVE         HIGH YIELD       INTERNATIONAL
KEY NOTE                                           EQUITY         EQUITY              BOND             EQUITY
Proceeds from issuance of shares.............      40,463,363      9,700,106        17,599,399        78,177,302
Proceeds from dividends reinvested...........               0              0         1,420,592           991,386
                                              ----------------------------------------------------------------------
Aggregate securities sold....................      40,463,363      9,700,106        19,019,991        79,168,688


Value of shares redeemed.....................       5,814,620      1,637,052         1,831,968        13,475,037
                                              ----------------------------------------------------------------------
Net Change                                         34,648,743      8,063,054        17,188,023        65,693,651
                                              ======================================================================
12/31/00 Cash Flow                                     13,486         (2,148)           (8,777)          (21,013)
                                              ----------------------------------------------------------------------
Net Change                                         34,662,229      8,060,906        17,179,246        65,672,638
                                              ======================================================================


Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                        $    2,804.17     $   652.13      $    1,389.80     $    5,312.92


                                                     98995             98297             98307

                                                     STOCK            MID-CAP           MID-CAP
KEY NOTE                                             INDEX            VALUE             GROWTH           TOTAL
Proceeds from issuance of shares.............    194,441,392       14,777,015        20,180,254     1,149,118,274
Proceeds from dividends reinvested...........      2,187,591           16,822             3,130        12,693,174
                                              --------------------------------------------------------------------
Aggregate securities sold....................    196,628,983       14,793,837        20,183,384     1,161,811,448


Value of shares redeemed.....................     21,419,162        1,956,014         5,479,492       422,643,461
                                              --------------------------------------------------------------------
Net Change                                       175,209,821       12,837,823        14,703,892       739,167,987
                                              ====================================================================
12/31/00 Cash Flow                                   (77,823)          (9,345)          (11,213)         (417,379)
                                              --------------------------------------------------------------------
Net Change                                       175,131,998       12,828,478        14,692,679       738,750,608
                                              ====================================================================


Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                       $   14,168.18      $  1,037.82     $    1,188.64      $   59,764.92


24F Fees
Stephens Institutional
For the period ended December 31, 2001

                                                      98702              98752             98982           98724           98922
                                                                                           HIGH
                                                     MONEY            INTERMEDIATE         YIELD           VALUE &         EQUITY
                                                     MARKET              BOND              BOND            INCOME          GROWTH
Proceeds from issuance of shares.............      6,264,486         14,253,970           936,428         2,747,574       1,576,240
Proceeds from dividends reinvested...........        102,966          4,102,092           543,579           777,225               0
                                              -------------------------------------------------------------------------------------
Aggregate securities sold....................      6,367,452         18,356,062         1,480,007         3,524,799       1,576,240


Value of shares redeemed.....................     12,950,912         12,483,459         1,504,058         6,406,621       6,225,931
                                              -------------------------------------------------------------------------------------
Net Change                                        (6,583,460)         5,872,603           (24,051)       (2,881,822)     (4,649,691)
                                              =====================================================================================
12/31/01 Cash Flow                                  (246,904)           216,441               589             4,254           1,461
                                              -------------------------------------------------------------------------------------
Net Change                                        (6,830,364)         6,089,044           (23,462)       (2,877,568)     (4,648,230)
                                              =====================================================================================


Calculation of Fee:
Total change                                   $  (18,293,003)
Per SEC .0000809                                $   (1,479.90)
                                              =================


Per Fund                                           $(552.58)             $ 492.60       $   (1.90)      $   (232.80)    $   (376.04)




                                                     98962              98762

                                                     SPECIAL        INTERNATIONAL
                                                     EQUITY             EQUITY        TOTAL
Proceeds from issuance of shares.............       1,488,346        1,429,770      28,696,814
Proceeds from dividends reinvested...........               0           79,760       5,605,622
                                              ---------------------------------------------------
Aggregate securities sold....................       1,488,346        1,509,530      34,302,436


Value of shares redeemed.....................      11,342,919        2,008,234      52,922,134
                                              ---------------------------------------------------
Net Change                                         (9,854,573)        (498,704)    (18,619,698)
                                              ===================================================
12/31/00 Cash Flow                                        659          350,195         326,695
                                              ---------------------------------------------------
Net Change                                         (9,853,914)        (148,509)    (18,293,003)
                                              ===================================================
                                                                                   (18,293,003)


Calculation of Fee:
Total change
Per SEC .0000809



Per Fund                                            $ (797.18)      $(12.01)    $ (1,479.90)


                                     Page 3